UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23611

James Alpha Funds Trust
(Exact name of registrant as specified in charter)

515 Madison Avenue, 24th Floor, New York, NY	10022
(Address of principal executive offices)	(Zip code)

Emile R. Molineaux
80 Arkay Drive, Suite 110, Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code:	888-814-8180

Date of fiscal year end:	8/31

Date of reporting period:	2/28/26

Item 1. Reports to Stockholders.

(a)

Easterly ROCMuni High Income Municipal Bond Fund

Class A (RMJAX)

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about Easterly ROCMuni High Income Municipal Bond Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$270	6.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$9,104,375
Number of Portfolio Holdings	3
Advisory Fee (net of waivers)	$0
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	92.4%
Municipal Bonds	7.6%
Preferred Stocks	0.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Convivial 2022 III LLC	55.2%
Sunland Medical Foundation	4.5%
Next Renewable Fuels	0.0%

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus, as supplemented, at https://funds.easterlyam.com/resources/ or upon request at 1-833-999-2636.

The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation. As a result, the Fund is no longer actively pursuing its investment objective and will deviate from its principal investment strategies in order to facilitate the orderly disposition of its remaining portfolio holdings. As a result, shareholders may experience a taxable event upon redemption or liquidation of the fund’s assets.* The Fund is currently closed to investors.

*Not to be construed as tax advice. Investors are encouraged to speak with their financial and tax advisor.

Easterly ROCMuni High Income Municipal Bond Fund - Class A (RMJAX)

Semi-Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-SAR 022826-RMJAX

Easterly ROCMuni High Income Municipal Bond Fund

Class I (RMHIX)

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about Easterly ROCMuni High Income Municipal Bond Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$258	5.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$9,104,375
Number of Portfolio Holdings	3
Advisory Fee (net of waivers)	$0
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	92.4%
Municipal Bonds	7.6%
Preferred Stocks	0.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Convivial 2022 III LLC	55.2%
Sunland Medical Foundation	4.5%
Next Renewable Fuels	0.0%

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus, as supplemented, at https://funds.easterlyam.com/resources/ or upon request at 1-833-999-2636.

The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation. As a result, the Fund is no longer actively pursuing its investment objective and will deviate from its principal investment strategies in order to facilitate the orderly disposition of its remaining portfolio holdings. As a result, shareholders may experience a taxable event upon redemption or liquidation of the fund’s assets.* The Fund is currently closed to investors.

*Not to be construed as tax advice. Investors are encouraged to speak with their financial and tax advisor.

Easterly ROCMuni High Income Municipal Bond Fund - Class I (RMHIX)

Semi-Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-SAR 022826-RMHIX

Easterly ROCMuni High Income Municipal Bond Fund

Investor Class (RMHVX)

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about Easterly ROCMuni High Income Municipal Bond Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$297	6.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$9,104,375
Number of Portfolio Holdings	3
Advisory Fee (net of waivers)	$0
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	92.4%
Municipal Bonds	7.6%
Preferred Stocks	0.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Convivial 2022 III LLC	55.2%
Sunland Medical Foundation	4.5%
Next Renewable Fuels	0.0%

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus, as supplemented, at https://funds.easterlyam.com/resources/ or upon request at 1-833-999-2636.

The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation. As a result, the Fund is no longer actively pursuing its investment objective and will deviate from its principal investment strategies in order to facilitate the orderly disposition of its remaining portfolio holdings. As a result, shareholders may experience a taxable event upon redemption or liquidation of the fund’s assets.* The Fund is currently closed to investors.

*Not to be construed as tax advice. Investors are encouraged to speak with their financial and tax advisor.

Easterly ROCMuni High Income Municipal Bond Fund - Investor Class (RMHVX)

Semi-Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-SAR 022826-RMHVX

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)       The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

JAMES ALPHA FUNDS TRUST d/b/a EASTERLY FUNDS TRUST

SEMI-ANNUAL FINANCIAL
STATEMENTS AND ADDITIONAL
INFORMATION
FEBRUARY 28, 2026

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO
HAVE RECEIVED A COPY OF THE PROSPECTUS.

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

		Coupon Rate
Shares		(%)	Maturity	Fair Value
	CONVERTIBLE PREFERRED STOCKS — 0.0%(a)

8	Next Renewable Fuels - Series A(b),(c)	6.0000		$—

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,715,285)			—

Principal
Amount ($)
	CORPORATE BONDS — 55.2%
5,025,000	Convivial 2022 III LLC(b),(d)	12.0000	11/15/56	5,025,000

	TOTAL CORPORATE BONDS (Cost $5,025,000)			5,025,000

	MUNICIPAL BONDS — 4.5%
	NEW MEXICO — 4.5%
8,669,836	Sunland Medical Foundation(b),(d)	12.0000	04/01/26	411,817

	TOTAL MUNICIPAL BONDS (Cost $8,669,836)			411,817

	TOTAL INVESTMENTS - 59.7% (Cost $19,410,121)			$5,436,817
	OTHER ASSETS IN EXCESS OF LIABILITIES - 40.3%			3,667,558
	NET ASSETS - 100.0%			$9,104,375

(a)	Percentage less than 0.1%.

(b)	The value of these securities have been determined in good faith by the Adviser as the Valuation Designee pursuant to valuation procedures approved by the Board of Trustees. These securities are deemed illiquid and represent 59.7% of net assets.

(c)	Issuer in default.

(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2026 the total market value of 144A securities is $5,436,817 or 59.7% of net assets.

See accompanying notes to financial statements.

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
February 28, 2026

Assets:
Total Investments, at cost	$19,410,121
Total Investments, at value	5,436,817
Cash	3,458,340
Interest and dividends receivable	185,542
Receivable from manager	36,581
Prepaid expenses and other assets	50,784
Total Assets	9,168,064

Liabilities:
Payable for distribution (12b-1) fees	40,319
Administration fees payable	9,923
Trustee fees payable	2,468
Interest expense payable	556
Accrued expenses and other liabilities	10,423
Total Liabilities	63,689

Net Assets	$9,104,375

Net Assets:
Paid in capital	203,854,881
Accumulated loss	(194,750,506)
Net Assets	$9,104,375

Net Asset Value Per Share
Class A
Net Assets	$273,807
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	122,247
Net asset value, redemption price per share	$2.24
Offering price per share (maximum sales charge of 2.00%)	$2.29

Class I
Net Assets	$8,803,959
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	3,906,426
Net asset value, redemption price and offering price per share	$2.25

Investor Class
Net Assets	$26,609
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	11,774
Net asset value, redemption price and offering price per share	$2.26

See accompanying notes to financial statements.

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended February 28, 2026

Investment Income:
Interest income	701,525
Total Investment Income	701,525

Operating Expenses:
Management fees	22,767
Distribution (12b-1) fees
Class A Shares	432
Investor Class	526
Interest Expense	285,143
Legal fees	81,111
Registration fees	20,884
Transfer Agent	12,519
Trustees’ fees	9,494
Custodian fees	9,074
Administration fees	6,403
Compliance officer fees	4,674
Shareholder servicing fees	3,731
Audit fees	3,044
Insurance expense	855
Miscellaneous expenses	545
Total Operating Expenses	461,202
Less: Expenses waived/reimbursed	(130,228)
Net Operating Expenses	330,974

Net Investment Income	370,551

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss from:
Investments	(2,722,968)
Net realized loss	(2,722,968)

Net change in unrealized depreciation on:
Investments	(598,477)
Net change in unrealized depreciation	(598,477)

Net Realized and Unrealized Loss On Investments	(3,321,445)

Net Decrease in Net Assets Resulting From Operations	$(2,950,894)

See accompanying notes to financial statements.

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months ended
	February 28, 2026	Year Ended
	(Unaudited)	August 31, 2025

Operations:
Net investment income	$370,551	$5,445,273
Net realized loss on investments	(2,722,968)	(146,031,971)
Net change in unrealized appreciation (depreciation) on investments	(598,477)	41,128,318
Net decrease in net assets resulting from operations	(2,950,894)	(99,458,380)

Distributions to Shareholders:
Total Distributions Paid:
Class A	—	(518,767)
Class I	—	(5,752,265)
Investor Class	—	(1,005,314)
Return of Capital
Class A	—	(446,401)
Class I	—	(4,110,516)
Investor Class	—	(881,230)
Total Dividends and Distributions to Shareholders	—	(12,714,493)

Share Transactions of Beneficial Interest:
Beneficial Interest:
Net proceeds from shares sold
Class A	—	11,832,252
Class I	—	75,210,234
Investor Class	—	7,103,737
Reinvestment of dividends and distributions
Class A	—	762,713
Class I	—	9,569,971
Investor Class	—	1,693,386
Cost of shares redeemed
Class A	(134,234)	(15,289,986)
Class I	(1,982,551)	(262,365,402)
Investor Class	(358,315)	(37,513,438)

Net decrease in net assets from share transactions of beneficial interest	(2,475,100)	(208,996,533)

Total Decrease in Net Assets	(5,425,994)	(321,169,406)

Net Assets:
Beginning of period/year	14,530,369	335,699,775
End of period/year	$9,104,375	$14,530,369

Share Activity
Shares sold
Class A	—	1,700,412
Class I	—	10,841,618
Investor Class	—	1,020,288
Shares Reinvested
Class A	—	119,329
Class I	—	1,417,979
Investor Class	—	256,004
Shares Redeemed
Class A	(45,886)	(3,879,327)
Class I	(723,250)	(44,214,038)
Investor Class	(122,286)	(8,154,712)
Net decrease in shares of beneficial interest	(891,422)	(40,892,447)

See accompanying notes to financial statements.

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended February 28, 2026

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets resulting from operations	$(2,950,894)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Proceeds for sales of investments	10,201,169
Net realized loss from investments	2,722,968
Amortization (accretion) of market premium (discount), net	(7,159)
Net change in unrealized appreciation/depreciation on investments	598,477
Decrease in Receivable from Manager	183,363
Decrease in prepaid expenses and other assets	40,007
Decrease in interest and dividends	1,864,302
Decrease in administration fees payable	(4,226)
Decrease in Payable for distribution (12b-1) fees	(2,201)
Decrease in Trustee fees	(3,184)
Decrease in interest expense payable	(47,361)
Decrease in accrued expenses and other liabilities	(206,805)
Net cash provided by operating activities	12,388,456
CASH FLOWS FROM FINANCING ACTIVITIES

Payment of Shares repurchased	(2,475,100)
Loan repayments	(7,187,500)
Net cash used in financing activities	(9,662,600)

NET INCREASE IN CASH	2,725,856
CASH - BEGINNING OF PERIOD	732,484
CASH - END OF PERIOD	$3,458,340

See accompanying notes to financial statements.

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	CLASS A
	Six Months
	Ended					For the
	February 28,		Year Ended	Year Ended	Year Ended	Period Ended
	2026		August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2025	2024	2023	2022 (1)
Net Asset Value, Beginning of Year/Period	$2.93		$7.29	$7.11	$7.87	$8.74
Income (Loss) from Investment Operations:
Net investment income	0.08	(2)	0.16 (2)	0.46	0.43	0.24
Net realized and unrealized gain (loss)	(0.77)		(4.19)	0.15	(0.74)	(0.87)
Total from investment operations	(0.69)		(4.03)	0.61	(0.31)	(0.63)
Dividends and Distributions:
Dividends from net investment income	—		(0.18)	(0.43)	(0.45)	(0.24)
Return of capital	—		(0.15)	—	—	—
Total dividends and distributions	—		(0.33)	(0.43)	(0.45)	(0.24)

Net Asset Value, End of Year/Period	$2.24		$2.93	$7.29	$7.11	$7.87

Total Return*	(23.55	)% (3)	(57.71)%	8.76%	(4.02)%	(7.27	)% (3)
Ratios and Supplemental Data:
Net assets, end of year/period(000s)	$274		$493	$16,241	$5,739	$375

Ratio of gross operating expenses to average net assets (including interest expenses) (5)	8.51	% (4)	1.42%	1.12%	1.27%	1.27	% (4)
Ratio of net operating expenses to average net assets (including interest Expenses) (6)	6.17	% (4)	1.20%	1.12%	1.23%	1.20	% (4)
Ratio of net investment income after expense reimbursement/recoupment to average net assets	5.91	% (4)	2.36%	6.50%	5.52%	5.44	% (4)
Portfolio Turnover Rate	0	% (3)	19%	24%	21%	53	% (3)

	CLASS I
	Six Months
	Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	2026		August 31,	August 31,	August 31,	August 31,		August 31,
	(Unaudited)		2025	2024	2023	2022		2021
Net Asset Value, Beginning of Year/Period	$2.95		$7.32	$7.21	$7.91	$9.27		$9.12
Income (Loss) from Investment Operations:
Net investment income	0.09	(2)	0.18 (2)	0.49	0.43	0.46		0.51
Net realized and unrealized gain (loss)	(0.79)		(4.21)	0.07	(0.67)	(1.35)		0.15
Total from investment operations	(0.70)		(4.03)	0.56	(0.24)	(0.89)		0.66

Dividends and Distributions:
Dividends from net investment income	—		(0.19)	(0.45)	(0.46)	(0.47)		(0.51)
Return of capital	—		(0.15)	—	—	—		—
Total dividends and distributions	—		(0.34)	(0.45)	(0.46)	(0.47)		(0.51)

Net Asset Value, End of Year/Period	$2.25		$2.95	$7.32	$7.21	$7.91		$9.27

Total Return*	(23.73	)% (3)	(57.52)%	7.94%	(2.94)%	(9.88)%		7.49%
Ratios and Supplemental Data:
Net assets, end of year/period(000s)	$8,804		$13,640	$267,851	$240,235	$272,640		$289,438

Ratio of gross operating expenses to average net assets (including interest expenses) (7)	8.24	% (4)	1.20%	0.87%	1.04%	0.86%		0.78%
Ratio of net operating expenses to average net assets (including interest Expenses) (8)	5.91	% (4)	0.97%	0.88%	1.00%	0.83%		0.73%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	6.81	% (4)	2.67%	6.82%	5.75%	5.35%		5.70%
Portfolio Turnover Rate	0	% (3)	19%	24%	21%	53%		64%

(1)	Inception date for the A Class was February 16, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Not annualized.

(4)	Annualized.

(5)	Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly ROCMuni High Income Municipal Bond Fund - Class A:
3.40%	1.27%	1.05%	1.07%	1.06%	N/A

(6)	Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly ROCMuni High Income Municipal Bond Fund - Class A:
1.05%	1.05%	1.05%	1.03%	0.98%	N/A

(7)	Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly ROCMuni High Income Municipal Bond Fund - Class I:
3.14%	1.04%	0.80%	0.81%	0.76%	0.77%

(8)	Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly ROCMuni High Income Municipal Bond Fund - Class I:
0.80%	0.80%	0.80%	0.77%	0.73%	0.73%

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Investor
	Six Months
	Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2026		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year/Period	$2.96		$7.36	$7.23	$7.96	$9.32	$9.18
Income (Loss) from Investment Operations:
Net investment income	(0.01	) (1)	0.15 (1)	0.45	0.40	0.41	0.48
Net realized and unrealized gain (loss)	(0.69)		(4.23)	0.09	(0.70)	(1.35)	0.13
Total from investment operations	(0.70)		(4.08)	0.54	(0.30)	(0.94)	0.61
Dividends and Distributions:
Dividends from net investment income	—		(0.17)	(0.41)	(0.43)	(0.42)	(0.47)
Return of capital	—		(0.15)	—	—	—	—
Total dividends and distributions	—		(0.32)	(0.41)	(0.43)	(0.42)	(0.47)

Net Asset Value, End of Year/Period	$2.26		$2.96	$7.36	$7.23	$7.96	$9.32

Total Return*	(23.65	)% (4)	(57.80)%	7.66%	(3.81)%	(10.28)%	6.82%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$27		$397	$51,608	$28,801	$20,740	$12,420

Ratio of gross operating expenses to average net assets (including interest expenses)(2)	9.20	% (5)	1.60%	1.37%	1.54%	1.38%	1.28%
Ratio of net operating expenses to average net assets (including interest Expenses)(3)	6.80	% (5)	1.42%	1.38%	1.50%	1.35%	1.24%
Ratio of net investment income after expense reimbursement/recoupment to average net assets	(0.72	)% (5)	2.20%	6.30%	5.25%	4.89%	5.20%
Portfolio Turnover Rate	0	% (4)	19%	24%	21%	53%	64%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly ROCMuni High Income Municipal Bond Fund - Investor Class:
3.73%	1.43%	1.30%	1.31%	1.26%	1.27%

(3)	Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly ROCMuni High Income Municipal Bond Fund - Investor Class:
1.30%	1.30%	1.30%	1.27%	1.23%	1.23%

(4)	Not annualized.

(5)	Annualized.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2026 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Easterly ROCMuni High Income Municipal Bond Fund (“High Income Muni”) is a diversified series of beneficial interest of James Alpha Funds Trust d/b/a Easterly Fund Trust (the “Trust”) organized in 2020, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of seven series. Easterly Investment Partners LLC serves as the Fund’s advisor. The Fund’s primary objective is to generate current income exempt from regular federal income tax.

Ultimus Fund Solutions, LLC (the “Administrator”), serves the Trust as administrator, transfer agent and fund accounting agent.

The Principal Street High Income Municipal Fund (“Existing Fund”) was reorganized on October 4, 2024, from a series of Managed Portfolio Series, a Delaware statutory trust, into High Income Muni a series of the Trust. The Institutional Class, Investor Class and Class A of the Principal Street High Income Municipal Fund reorganized into Class I, Investor Class and Class A of High Income Muni, respectively.

The Board of Trustees of the Trust has approved a Plan of Liquidation and Dissolution (“Plan”) for the High Income Muni Fund. The High Income Muni Fund is currently closed to investors and is in the process of liquidating its assets and winding up its business pursuant to the Plan. As a result, the High Income Muni Fund is no longer actively pursuing its investment objective and will deviate from its principal investment strategies in order to facilitate the orderly disposition of its remaining portfolio holdings.

The Fund consists of Class I, Investor Class and Class A shares. Class A shares have a maximum sales load of 2.00%. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Fund level income and expenses and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within the Fund. Class specific expenses are allocated to that share class.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

(a) Valuation of Investments

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Debt securities (other than short-term obligations) are valued each day by an independent pricing service using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees (the “Board”). There

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2026 (Unaudited)(Continued)

is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Valuation Designee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2026, for the Fund’s assets and liabilities measured at fair value:

High Income Muni

Assets*	Level 1	Level 2	Level 3	Total
Convertible Preferred Stocks	$—	$—	$—	$—
Corporate Bonds	—	—	5,025,000	5,025,000
Municipal Bonds	—	—	411,817	411,817
Total	$—	$—	$5,436,817	$5,436,817

It is the Fund’s policy to recognize transfers into and out of Levels at the end of the reporting period.

*	Refer to the Schedules of Investments for industry or category classifications.

The following is a reconciliation of Level 3 assets in the High Income Fund for which significant unobservable inputs were used to determine fair value:

Investment
in Securities
Balance as of August 31, 2025	$6,686,817
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in net unrealized appreciation/depreciation	—
Paid-in-kind interest	—
Net purchases (sales)	(1,250,000)
Transfers into and/or out of Level 3	—
Balance as of February 28, 2026	$5,436,817

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at February 28, 2026	$—

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2026 (Unaudited)(Continued)

The Level 3 investments as of February 28, 2026 for the High Income Fund represented 59.7% of the Fund’s net assets.

The following provides information regarding the valuation techniques, unobservable inputs used, and other information related to the fair value of Level 3 investments for the High Income Fund as of February 28, 2026:

		Fair Value as
		of February 28,		Unobservable		Weighted
Security Description	Security Type	2026	Valuation Technique	Input*	Range	Average
Conivival Funding 2022 III, LLC 12.00%, 11/15/56	Corporate Bond	5,025,000	Expected Recovery	Collateral Value	100.0%	N/A
Next Renewable Fuels - Series A	Convertible Preferred Stock	—	Expected Recovery	Collateral Value	0.0%	N/A
Sunland Medical Foundation 12.00%, 4/01/26	Municipal Bond	411,817	Liquidation Approach	Recovery Rate	5.0%	N/A

Significant increases and decreases in the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair Value measurements. An increase to the unobservable input would result in an increase to the fair value. A decrease to the unobservable input would have the opposite effect.

(b) Federal Income Tax

As of the end of the reporting period, the Fund no longer qualifies as a regulated investment company as it liquidates its assets. For any taxable period in which the Fund does not qualify under the Subchapter M requirements, the Fund would be taxed as a corporation on any income or gain.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on its 2023-2025 returns and expected to be taken in the Fund’s 2026 returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended February 28, 2026, the Fund did not incur any interest or penalties.

(c) Security Transactions and Other Income

Security transactions are reflected for financial reporting purposes as of the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis including premium amortized and discount accreted. All paydown gains and losses are classified as interest income in the accompanying Statements of Operations in accordance with U.S. GAAP. Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities with a corresponding increase/decrease in the cost basis of that security using the yield to maturity method, or where applicable, the first call date of the security. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(d) Dividends and Distributions

The following table summarizes each Fund’s intended dividend and capital gain declaration policy:

	Income	Capital
Fund	Dividends	Gains
High Income Muni	Daily	Annually

The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are either permanent or temporary in nature. To the extent these differences are

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2026 (Unaudited)(Continued)

permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. These reclassifications have no effect on net assets, results from operations or net asset value per share of each Fund.

(e) Allocation of Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Fund on an equal basis or another reasonable basis.

(f) Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(g) Other

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment and Market Risk. An investment in the Fund’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. The value of the Fund’s securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, supply chain disruptions, trade disputes, economic sanctions, imposition of tariffs, elevated of government debt, recessions, a government shutdown, conflicts and social unrest) could have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects.

2.	MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

(a) Easterly Investment Partners LLC acts as investment manager for the Fund pursuant to the terms of a Management Agreement with the Trust, on behalf of the Fund (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s respective investment policies and restrictions. Easterly Investment Partners LLC serves the Fund in a supervision capacity with responsibility to monitor the performance of the Fund’s outside service providers, assist in the review of financial statements and other regulatory filings and board meeting materials related to the Fund. The management fees are payable to Easterly Investment Partners LLC monthly by the Fund and are computed daily as shown in the table below. Easterly continues to serve as adviser and facilitate the Fund’s liquidation but will not charge the Fund any management fees effective December 29, 2025.

(b) Pursuant to an operating expense limitation agreement between Easterly Investment Partners LLC and the Fund, Easterly Investment Partners LLC has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) do not exceed the expense limitation shown in the table below, and is based on the Fund’s average daily net assets. This operating expense limitation agreement cannot be terminated during its term. Easterly Investment Partners LLC is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses Easterly Investment Partners LLC paid (including management fees waived and

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2026 (Unaudited)(Continued)

expenses paid by the investment adviser to the Existing Fund, as applicable) within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less. Prior to October 4, 2024, Principal Street Partners, LLC contractually waived the expenses at the same rates for High Income Muni. The expense limitation agreement will be in effect through October 4, 2027.

	Investment
	Management	Cl A Expense	Investor	Cl I Expense
Fund	Agreement*	Cap	Expense Cap	Cap	Expires
High Income Muni	0.55%	1.05%	1.30%	0.80%	10/4/2027

*	Easterly has agreed to waive the Fund’s management fees in connection with the Fund’s liquidation.

The following table shows the available waived expenses and expiration date for the Fund subject to potential recovery.

Fund	8/31/2026	8/31/2027	8/31/2028
High Income Muni	$67,301	$10,997	$505,220

(c) Easterly Securities LLC (the “Distributor”) is the Trust’s Distributor and is an affiliate of the Advisor. The Trust with respect to the Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution and provision of shareholder services of Class A shares and Investor Class of Shares of the Fund as shown in the chart below. The Plan provides that the Fund will pay the Distributor and other entities, including a broker-dealer affiliate of the Adviser, are paid pursuant to the Plans provided and the expenses borne by the distributor and others in the distribution of Fund shares a fee, which is accrued daily and paid monthly, at the annual rates of the average daily net assets as shown in the chart below.

	12b-1 Shareholder Servicing Fees
Fund	Cl A	Investor*
High Income Muni	0.25%	0.50%
Short Term Muni	NA	0.25%

*	In connection with the Fund’s liquidation, the fee on Investor Class shares has been reduced to 0.25% for the provision of shareholder services.

For the six months ended, February 28, 2026, there were no sales charges on sales of the Fund’s Class A shares.

For the six months ended, February 28, 2026 there were no CDSC fees.

(d) Ultimus Fund Solutions, LLC (“UFS”), an affiliate of UFD provides administrative, fund accounting and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from each Fund: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

In addition, certain affiliates of the Distributor provide services to the Trust as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Certain employees of UFS and NLCS are also officers of the Trust, and are not paid any fees directly by the Trust for serving in such capacity.

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2026 (Unaudited)(Continued)

3.	INVESTMENT TRANSACTIONS

For the six months ended February 28, 2026, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Fund were as follows:

Fund	Purchases	Sales
High Income Muni	$—	$10,201,169

4.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at February 28, 2026, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
High Income Muni	$19,410,121	$—	$(13,973,304)	$(13,973,304)

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of dividends paid during the periods ended August 31, 2025 and August 31, 2024 was as follows:

For fiscal year ended	Ordinary	Long-Term	Exempt	Return of
8/31/2025	Income	Capital Gains	Income	Capital	Total
High Income Muni	$641,455	$—	$6,634,891	$5,438,147	$12,714,493

For fiscal year ended	Ordinary	Long-Term	Exempt	Return of
8/31/2024	Income	Capital Gains	Income	Capital	Total
High Income Muni	$3,145,445	$—	$15,295,600	$—	$18,441,045

As of tax year-ended August 31, 2025, the components of distributable earnings on a tax basis were as follows:

	Tax-exempt	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
High Income Muni	$—	$—	$—	$(147,070,773)	$(31,354,012)	$—	$(13,374,827)	$(191,799,612)

The difference between book basis and tax basis undistributed net investment income/(loss and other book/tax adjustments is primarily attributable to the adjustments for accrued dividends payable.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses as follows:

Post October
Losses
High Income Muni	$147,070,773

Non expiring capital loss carry forwards, as of the Fund’s most recent tax year-ended August 31, 2025, available to offset future capital gains, and utilized capital gains, if any, are as follows:

				Capital Loss Carry
	Short-Term	Long-Term	Total	Forward Utilized
High Income Muni	$8,675,212	$22,678,800	$31,354,012	$172,532

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2026 (Unaudited)(Continued)

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of distributions in excess, resulted in reclassifications for the Fund for the fiscal year ended August 31, 2025 as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Losses)
High Income Fund	$2	$(2)

6.	BENEFICIAL OWNERSHIP (Unaudited)

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of February 28, 2026, the below entities held more than 25% of the voting securities for the Fund listed.

Charles
Schwab
High Income Muni	89.26%

7.	LINE OF CREDIT

The High Income Muni entered into a $20,000,000 line of credit provided by Cogent Bank (the “Bank”) under an agreement (the “Line of Credit”) effective December 31, 2024. The Line of Credit has an interest rate of the Prime Rate which is dependent upon the effective borrowing date (“Borrowing Date”). The Fund pays the Lender a Commitment Fee of 1.00% based upon the Committed Loan Limit. For the six months ended February 28, 2026, the Fund incurred $0 in commitment fees, which are included in the Interest expenses in the Statement of Operations. Any advance under the Line of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable Monthly. The applicable interest rates during the period were:

Effective Date	Interest Rate
1/9/2025	7.50%
9/18/2025	7.25%
10/30/2025	7.00%
12/11/2025	6.75%

For the six months ended, February 28, 2026, the Lines of Credit activity for the Fund was as follows:

			Average	Amount Outstanding as	Interest	Maximum
Fund	Loan Type	LOC Agent	Borrowings	of February 28, 2026	Expense	Borrowing
High Income Muni	Secured	Cogent Bank	7,047,509	—	216,296	7,187,500

8.	NEW ACCOUNTING PRONOUNCEMENT

The Fund adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

9.	LITIGATION DISCLOSURE

The Trust is a defendant in a consolidated class action lawsuit, originally instituted on July 24, 2025, by lead plaintiff Richard Fulford alleging that shares of the Easterly RocMuni High Income Municipal Bond Fund were sold based on misleading registration statements. The litigation is in its early stages. Given the inherent uncertainties of litigation, management is unable to estimate the amount or range of the potential loss.

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2026 (Unaudited)(Continued)

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
ADDITIONAL INFORMATION (Unaudited)
February 28, 2026

Changes in and Disagreements with Accountants

Not applicable.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the Statement of Operations within the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-833-999-2636 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the Statement of Operations within the financial statements included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

James Alpha Funds Trust

By	/s/ Darrell Crate
Darrell Crate
Principal Executive Officer
Date: 5/5/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Darrell Crate
Darrell Crate
Principal Executive Officer
Date: 5/5/2026

By	/s/ Michael Montague
Michael Montague
Principal Financial Officer
Date: 5/5/2026